Earnings Per Share (Tables)	12 Months Ended
May 31, 2011
Earnings Per Share [Abstract]
Schedule of earnings per share

The following is a reconciliation of the numerator and denominator for the basic and diluted EPS computations:

	Years ended May 31,
(in millions)	2011	2010	2009

Net earnings attributable to Mosaic	$2,514.6	$827.1	$2,350.2
Basic weighted average common shares outstanding	446.0	445.1	444.3
Common stock issuable upon vesting of
restricted stock awards	0.4	0.3	0.5
Common stock equivalents	1.1	1.2	1.4
Diluted weighted average common shares outstanding	447.5	446.6	446.2
Basic net Earnings per share attributable to Mosaic	$5.64	$1.86	$5.29
Diluted net Earnings per share attributable to Mosaic	$5.62	$1.85	$5.27